FINANCIAL STATEMENTS OF
THE PRUDENTIAL INDIVIDUAL VARIABLE CONTRACT ACCOUNT
STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	Prudential Government Money Market Portfolio (Class I)	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Flexible Managed Portfolio	Prudential Conservative Balanced Portfolio
ASSETS
Investment in the portfolios, at fair value	$12,889,402	$30,631,292	$197,157,753	$105,864,521	$114,233,840
Net Assets	$12,889,402	$30,631,292	$197,157,753	$105,864,521	$114,233,840

NET ASSETS, representing:
Accumulation units	$12,889,402	$30,631,292	$197,157,753	$105,864,521	$114,233,840
	$12,889,402	$30,631,292	$197,157,753	$105,864,521	$114,233,840

Units outstanding	5,243,751	3,279,610	6,682,077	7,390,642	9,850,607

Portfolio shares held	1,288,940	1,941,147	2,419,114	2,814,797	3,264,757
Portfolio net asset value per share	$10.00	$15.78	$81.50	$37.61	$34.99
Investment in portfolio shares, at cost	$12,889,402	$20,339,831	$48,881,256	$38,994,983	$42,324,395

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	Prudential Government Money Market Portfolio (Class I)	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Flexible Managed Portfolio	Prudential Conservative Balanced Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$38,303	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk	151,587	369,603	2,065,071	1,210,246	1,343,458

NET INVESTMENT INCOME (LOSS)	(113,284)	(369,603)	(2,065,071)	(1,210,246)	(1,343,458)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	1,107,467	17,320,738	6,708,071	10,570,285
Net change in unrealized appreciation (depreciation) on investments	—	1,403,143	28,747,584	2,485,019	1,316,819

NET GAIN (LOSS) ON INVESTMENTS	—	2,510,610	46,068,322	9,193,090	11,887,104

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(113,284)	$2,141,007	$44,003,251	$7,982,844	$10,543,646
The accompanying notes are an integral part of these financial statements.
A1

FINANCIAL STATEMENTS OF
THE PRUDENTIAL INDIVIDUAL VARIABLE CONTRACT ACCOUNT
STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio	Prudential Natural Resources Portfolio (Class I)	Prudential Stock Index Portfolio	Prudential Global Portfolio
ASSETS
Investment in the portfolios, at fair value	$76,473,863	$15,392,251	$16,616,651	$117,467,344	$37,124,993
Net Assets	$76,473,863	$15,392,251	$16,616,651	$117,467,344	$37,124,993

NET ASSETS, representing:
Accumulation units	$76,473,863	$15,392,251	$16,616,651	$117,467,344	$37,124,993
	$76,473,863	$15,392,251	$16,616,651	$117,467,344	$37,124,993

Units outstanding	5,636,818	2,200,311	1,480,831	7,177,229	5,287,692

Portfolio shares held	2,051,338	2,490,655	608,000	1,340,034	772,472
Portfolio net asset value per share	$37.28	$6.18	$27.33	$87.66	$48.06
Investment in portfolio shares, at cost	$30,131,918	$10,723,734	$9,458,761	$21,556,635	$10,843,021

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio	Prudential Natural Resources Portfolio (Class I)	Prudential Stock Index Portfolio	Prudential Global Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk	849,569	177,503	165,760	1,269,158	399,772

NET INVESTMENT INCOME (LOSS)	(849,569)	(177,503)	(165,760)	(1,269,158)	(399,772)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	5,356,734	289,931	440,042	11,546,059	3,083,540
Net change in unrealized appreciation (depreciation) on investments	(3,807,030)	698,622	1,190,506	6,440,031	2,031,143

NET GAIN (LOSS) ON INVESTMENTS	1,549,704	988,553	1,630,548	17,986,090	5,114,683

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$700,135	$811,050	$1,464,788	$16,716,932	$4,714,911
The accompanying notes are an integral part of these financial statements.
A2

FINANCIAL STATEMENTS OF
THE PRUDENTIAL INDIVIDUAL VARIABLE CONTRACT ACCOUNT
STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio	Prudential Government Income Portfolio
ASSETS
Investment in the portfolios, at fair value	$99,734,324	$49,505,602	$16,108,992
Net Assets	$99,734,324	$49,505,602	$16,108,992

NET ASSETS, representing:
Accumulation units	$99,734,324	$49,505,602	$16,108,992
	$99,734,324	$49,505,602	$16,108,992

Units outstanding	7,614,446	4,897,995	3,879,525

Portfolio shares held	782,291	1,036,549	1,110,199
Portfolio net asset value per share	$127.49	$47.76	$14.51
Investment in portfolio shares, at cost	$10,250,920	$12,399,351	$12,456,271

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio	Prudential Government Income Portfolio
	1/1/2020	1/1/2020	1/1/2020
	to	to	to
	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$—	$—

EXPENSES
Charges for mortality and expense risk	969,061	490,957	195,542

NET INVESTMENT INCOME (LOSS)	(969,061)	(490,957)	(195,542)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—
Net realized gain (loss) on shares redeemed	8,280,832	3,136,631	264,483
Net change in unrealized appreciation (depreciation) on investments	28,948,090	1,093,755	866,760

NET GAIN (LOSS) ON INVESTMENTS	37,228,922	4,230,386	1,131,243

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$36,259,861	$3,739,429	$935,701

The accompanying notes are an integral part of these financial statements.
A3

FINANCIAL STATEMENTS OF
THE PRUDENTIAL INDIVIDUAL VARIABLE CONTRACT ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	Prudential Government Money Market Portfolio (Class I)	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Flexible Managed Portfolio	Prudential Conservative Balanced Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(113,284)	$(369,603)	$(2,065,071)	$(1,210,246)	$(1,343,458)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	1,107,467	17,320,738	6,708,071	10,570,285
Net change in unrealized appreciation (depreciation) on investments	—	1,403,143	28,747,584	2,485,019	1,316,819

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(113,284)	2,141,007	44,003,251	7,982,844	10,543,646

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	52,990	74,459	872,865	261,640	94,593
Annuity payments	(483,163)	(514,496)	(1,903,021)	(1,349,196)	(1,842,945)
Surrenders, withdrawals and death benefits	(2,846,406)	(3,891,356)	(18,252,574)	(9,783,027)	(15,041,946)
Net transfers between other subaccounts
or fixed rate option	3,221,273	1,114,413	(3,978,668)	(188,774)	(859,456)
Miscellaneous transactions	1,047	656	15,513	3,594	8,800
Other charges	(3,083)	(3,824)	(22,324)	(18,371)	(18,100)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM CONTRACT OWNER TRANSACTIONS	(57,342)	(3,220,148)	(23,268,209)	(11,074,134)	(17,659,054)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(170,626)	(1,079,141)	20,735,042	(3,091,290)	(7,115,408)

NET ASSETS
Beginning of period	13,060,028	31,710,433	176,422,711	108,955,811	121,349,248
End of period	$12,889,402	$30,631,292	$197,157,753	$105,864,521	$114,233,840

Beginning units	5,266,310	3,638,516	7,621,730	8,236,787	11,522,252
Units issued	2,714,278	243,637	123,886	92,015	80,175
Units redeemed	(2,736,837)	(602,543)	(1,063,539)	(938,160)	(1,751,820)
Ending units	5,243,751	3,279,610	6,682,077	7,390,642	9,850,607
The accompanying notes are an integral part of these financial statements.
A4

FINANCIAL STATEMENTS OF
THE PRUDENTIAL INDIVIDUAL VARIABLE CONTRACT ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio	Prudential Natural Resources Portfolio (Class I)	Prudential Stock Index Portfolio	Prudential Global Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(849,569)	$(177,503)	$(165,760)	$(1,269,158)	$(399,772)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	5,356,734	289,931	440,042	11,546,059	3,083,540
Net change in unrealized appreciation (depreciation) on investments	(3,807,030)	698,622	1,190,506	6,440,031	2,031,143

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	700,135	811,050	1,464,788	16,716,932	4,714,911

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	100,844	12,618	59,902	142,870	48,826
Annuity payments	(1,434,708)	(105,572)	(185,163)	(743,100)	(421,609)
Surrenders, withdrawals and death benefits	(6,607,007)	(1,377,243)	(1,039,454)	(10,914,078)	(2,888,276)
Net transfers between other subaccounts
or fixed rate option	(1,285,808)	(195,249)	(381,617)	(1,915,954)	(1,046,756)
Miscellaneous transactions	5,108	(1,127)	1,947	8,636	5,918
Other charges	(6,916)	(1,875)	(3,658)	(12,385)	(3,544)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM CONTRACT OWNER TRANSACTIONS	(9,228,487)	(1,668,448)	(1,548,043)	(13,434,011)	(4,305,441)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(8,528,352)	(857,398)	(83,255)	3,282,921	409,470

NET ASSETS
Beginning of period	85,002,215	16,249,649	16,699,906	114,184,423	36,715,523
End of period	$76,473,863	$15,392,251	$16,616,651	$117,467,344	$37,124,993

Beginning units	6,413,040	2,458,395	1,651,249	8,140,128	5,985,664
Units issued	26,335	70,995	61,774	140,083	143,290
Units redeemed	(802,557)	(329,079)	(232,192)	(1,102,982)	(841,262)
Ending units	5,636,818	2,200,311	1,480,831	7,177,229	5,287,692
The accompanying notes are an integral part of these financial statements.
A5

FINANCIAL STATEMENTS OF
THE PRUDENTIAL INDIVIDUAL VARIABLE CONTRACT ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio	Prudential Government Income Portfolio
	1/1/2020	1/1/2020	1/1/2020
	to	to	to
	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(969,061)	$(490,957)	$(195,542)
Capital gains distributions received	—	—	—
Net realized gain (loss) on shares redeemed	8,280,832	3,136,631	264,483
Net change in unrealized appreciation (depreciation) on investments	28,948,090	1,093,755	866,760

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	36,259,861	3,739,429	935,701

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	182,821	81,619	118,820
Annuity payments	(499,218)	(173,944)	(249,327)
Surrenders, withdrawals and death benefits	(6,896,580)	(2,997,644)	(1,784,037)
Net transfers between other subaccounts
or fixed rate option	(1,372,670)	(1,089,511)	1,060,689
Miscellaneous transactions	(7,029)	(477)	(215)
Other charges	(9,467)	(3,682)	(2,281)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM CONTRACT OWNER TRANSACTIONS	(8,602,143)	(4,183,639)	(856,351)

TOTAL INCREASE (DECREASE) IN NET ASSETS	27,657,718	(444,210)	79,350

NET ASSETS
Beginning of period	72,076,606	49,949,812	16,029,642
End of period	$99,734,324	$49,505,602	$16,108,992

Beginning units	8,493,730	5,420,172	4,087,849
Units issued	259,186	127,731	543,437
Units redeemed	(1,138,470)	(649,908)	(751,761)
Ending units	7,614,446	4,897,995	3,879,525

The accompanying notes are an integral part of these financial statements.
A6

FINANCIAL STATEMENTS OF
THE PRUDENTIAL INDIVIDUAL VARIABLE CONTRACT ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	Prudential Government Money Market Portfolio (Class I)	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Flexible Managed Portfolio	Prudential Conservative Balanced Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$88,730	$(388,664)	$(2,006,332)	$(1,271,072)	$(1,441,451)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	970,207	11,972,154	6,390,173	9,317,877
Net change in unrealized appreciation (depreciation) on investments	—	2,404,924	30,222,806	12,852,385	11,203,886

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	88,730	2,986,467	40,188,628	17,971,486	19,080,312

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	106,362	156,179	281,991	684,510	690,099
Annuity payments	(531,122)	(597,705)	(2,151,712)	(1,160,231)	(3,372,418)
Surrenders, withdrawals and death benefits	(2,623,821)	(4,322,952)	(12,503,967)	(9,701,037)	(13,309,214)
Net transfers between other subaccounts
or fixed rate option	3,596,027	951,455	(2,822,305)	(1,060,409)	(791,141)
Miscellaneous transactions	(735)	365	5,296	6,261	(2,902)
Other charges	(2,256)	(4,589)	(29,977)	(19,763)	(21,349)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM CONTRACT OWNER TRANSACTIONS	544,455	(3,817,247)	(17,220,674)	(11,250,669)	(16,806,925)

TOTAL INCREASE (DECREASE) IN NET ASSETS	633,185	(830,780)	22,967,954	6,720,817	2,273,387

NET ASSETS
Beginning of period	12,426,843	32,541,213	153,454,757	102,234,994	119,075,861
End of period	$13,060,028	$31,710,433	$176,422,711	$108,955,811	$121,349,248

Beginning units	5,046,167	4,091,732	8,443,182	9,154,952	13,238,256
Units issued	2,060,285	316,970	46,678	92,110	141,366
Units redeemed	(1,840,142)	(770,186)	(868,130)	(1,010,275)	(1,857,370)
Ending units	5,266,310	3,638,516	7,621,730	8,236,787	11,522,252
The accompanying notes are an integral part of these financial statements.
A7

FINANCIAL STATEMENTS OF
THE PRUDENTIAL INDIVIDUAL VARIABLE CONTRACT ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio	Prudential Natural Resources Portfolio (Class I)	Prudential Stock Index Portfolio	Prudential Global Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(982,845)	$(193,123)	$(212,386)	$(1,302,682)	$(423,054)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	5,617,710	242,633	826,630	12,183,420	3,467,359
Net change in unrealized appreciation (depreciation) on investments	13,306,039	2,203,982	1,002,815	17,149,546	5,899,566

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	17,940,904	2,253,492	1,617,059	28,030,284	8,943,871

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	106,059	35,569	40,591	212,387	68,338
Annuity payments	(1,135,923)	(375,208)	(196,147)	(1,294,852)	(426,648)
Surrenders, withdrawals and death benefits	(7,246,556)	(1,429,655)	(1,774,477)	(10,822,351)	(3,522,196)
Net transfers between other subaccounts
or fixed rate option	(1,215,845)	66,169	(551,703)	(2,898,169)	(1,359,231)
Miscellaneous transactions	5,293	67	300	2,384	3,244
Other charges	(11,381)	(3,043)	(5,195)	(21,335)	(4,488)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM CONTRACT OWNER TRANSACTIONS	(9,498,353)	(1,706,101)	(2,486,631)	(14,821,936)	(5,240,981)

TOTAL INCREASE (DECREASE) IN NET ASSETS	8,442,551	547,391	(869,572)	13,208,348	3,702,890

NET ASSETS
Beginning of period	76,559,664	15,702,258	17,569,478	100,976,075	33,012,633
End of period	$85,002,215	$16,249,649	$16,699,906	$114,184,423	$36,715,523

Beginning units	7,194,957	2,730,799	1,900,075	9,323,505	6,934,451
Units issued	52,886	68,271	27,253	97,841	94,579
Units redeemed	(834,803)	(340,675)	(276,079)	(1,281,218)	(1,043,366)
Ending units	6,413,040	2,458,395	1,651,249	8,140,128	5,985,664
The accompanying notes are an integral part of these financial statements.
A8

FINANCIAL STATEMENTS OF
THE PRUDENTIAL INDIVIDUAL VARIABLE CONTRACT ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio	Prudential Government Income Portfolio
	1/1/2019	1/1/2019	1/1/2019
	to	to	to
	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(815,717)	$(582,980)	$(195,945)
Capital gains distributions received	—	—	—
Net realized gain (loss) on shares redeemed	6,842,153	3,793,788	264,725
Net change in unrealized appreciation (depreciation) on investments	12,507,072	6,008,673	789,496

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	18,533,508	9,219,481	858,276

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	119,986	130,152	44,423
Annuity payments	(280,647)	(244,899)	(193,044)
Surrenders, withdrawals and death benefits	(6,561,514)	(3,693,119)	(2,226,445)
Net transfers between other subaccounts
or fixed rate option	(786,910)	(1,132,036)	740,798
Miscellaneous transactions	1,246	1,219	(551)
Other charges	(10,898)	(5,869)	(2,686)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM CONTRACT OWNER TRANSACTIONS	(7,518,737)	(4,944,552)	(1,637,505)

TOTAL INCREASE (DECREASE) IN NET ASSETS	11,014,771	4,274,929	(779,229)

NET ASSETS
Beginning of period	61,061,835	45,674,883	16,808,871
End of period	$72,076,606	$49,949,812	$16,029,642

Beginning units	9,481,283	5,995,464	4,515,758
Units issued	141,170	63,799	380,091
Units redeemed	(1,128,723)	(639,091)	(808,000)
Ending units	8,493,730	5,420,172	4,087,849

The accompanying notes are an integral part of these financial statements.
A9

NOTES TO FINANCIAL STATEMENTS OF
THE PRUDENTIAL INDIVIDUAL VARIABLE CONTRACT ACCOUNT
December 31, 2020
Note 1:    General

The Prudential Individual Variable Contract Account (the “Account”) was established under the laws of the State of New Jersey on October 12, 1982 as a separate investment account of The Prudential Insurance Company of America (“Prudential”), which is a wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential Financial”). Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Prudential. Proceeds from purchases of the Variable Investment Plan (“VIP”) and the Discovery Plus (“PDISCO+”) contracts (individually, a “contract” or "product" and collectively, the “contracts” or "products") are invested in the Account. The portion of the Account’s assets applicable to the contracts is not chargeable with liabilities arising out of any other business Prudential may conduct.

The Account is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is a funding vehicle for the contracts. The contracts offer the option to invest in various subaccounts listed below, each of which invests only in a corresponding portfolio of The Prudential Series Fund (collectively, the "Portfolios"). Investment options vary by contract.

The corresponding subaccount names are as follows:

Prudential Government Money Market Portfolio	Prudential High Yield Bond Portfolio
(Class I)	Prudential Natural Resources Portfolio (Class I)
Prudential Diversified Bond Portfolio	Prudential Stock Index Portfolio
Prudential Equity Portfolio (Class I)	Prudential Global Portfolio
Prudential Flexible Managed Portfolio	Prudential Jennison Portfolio (Class I)
Prudential Conservative Balanced Portfolio	Prudential Small Capitalization Stock Portfolio
Prudential Value Portfolio (Class I)	Prudential Government Income Portfolio

There were no mergers during the period ended December 31, 2020.

The Portfolios are open-end management investment companies, and are managed by PGIM Investments LLC (“PGIM Investments”), which is an affiliate of Prudential. Each subaccount of the Account indirectly bears exposure to the market, credit and liquidity risks of the portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolios. Additional information on these Portfolios is available upon request to PGIM Investments.

New sales of the products which invest in the Account have been discontinued. However, premium payments made by contract owners will continue to be received by the Account, subject to the rules of the products and any optional benefits, if elected.

COVID-19 - Beginning in the first quarter of 2020, the outbreak of the novel coronavirus (“COVID-19”) has resulted in extreme stress and disruption in the global economy and financial markets, and has adversely impacted, and may continue to adversely impact, the financial performance of the portfolios in which the subaccounts invest. Due to the highly uncertain nature of these conditions, it is not possible to estimate the ultimate impacts at this time. Management will continue to monitor developments, and their impact on the fair value of the portfolios, which may be materially adversely affected if the financial markets and/or the overall economy are impacted for an extended period.

Note 2:    Significant Accounting Policies

The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services-Investment Companies, which is part of the accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The most significant estimates relate to the valuation of investment in the Portfolios.
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Note 2:    Significant Accounting Policies (continued)
Subsequent events have been evaluated through the date these financial statements were issued, and no adjustment or disclosure is required in the financial statements.

Investments - The investments in shares of the Portfolios are stated at the reported net asset value per share of the respective Portfolios, which is based on the fair value of the underlying securities in the respective Portfolios. All changes in fair value are recorded as net change in unrealized appreciation (depreciation) on investments in the Statements of Operations of the applicable subaccounts.

Security Transactions - Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold. Realized gains and losses on security transactions are determined based upon the specific identification method.

Dividend Income and Distributions Received - Dividend and capital gain distributions received are reinvested in additional shares of the Portfolios and are recorded on the ex-distribution date.

Note 3: Fair Value Measurements

Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

Level 1 - Fair value is based on unadjusted quoted prices in active markets for identical assets or liabilities that the Account can access.

Level 2 - Fair value is based on significant inputs, other than Level 1 inputs, that are observable for the investment, either directly or indirectly, for substantially the full term of the investment through corroboration with observable market data. Level 2 inputs include the reported net asset value per share of the underlying portfolio, quoted market prices in active markets for similar investments, quoted market prices in markets that are not active for identical or similar investments, and other market observable inputs.

Level 3 - Fair value is based on at least one significant unobservable input for the investment, which may require significant judgment or estimation in determining the fair value.

As of December 31, 2020, management determined that the fair value inputs for all of the Account’s investments, which consist solely of investments in open-end mutual funds registered with the SEC, were considered Level 2.

Note 4:    Taxes

Prudential is taxed as a “life insurance company” as defined by the Internal Revenue Code. The results of operations of the Account form a part of Prudential Financial’s consolidated federal tax return. No federal, state or local income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. Prudential management will review periodically the status of the policy in the event of changes in the tax law.

Note 5: Purchases and Sales of Investments

The aggregate costs of purchases and proceeds from sales, excluding distributions received and reinvested, of investments in the Portfolios for the period ended December 31, 2020 were as follows:

	Purchases	Sales
Prudential Government Money Market Portfolio (Class I)	$6,681,192	$6,890,121
Prudential Diversified Bond Portfolio	2,151,179	5,740,929
Prudential Equity Portfolio (Class I)	2,841,275	28,174,555
Prudential Flexible Managed Portfolio	1,101,208	13,385,588
Prudential Conservative Balanced Portfolio	769,985	19,772,497
Prudential Value Portfolio (Class I)	284,752	10,362,808
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Note 5: Purchases and Sales of Investments (continued)

	Purchases	Sales
Prudential High Yield Bond Portfolio	$419,543	$2,265,495
Prudential Natural Resources Portfolio (Class I)	518,567	2,232,370
Prudential Stock Index Portfolio	1,825,106	16,528,275
Prudential Global Portfolio	658,616	5,363,828
Prudential Jennison Portfolio (Class I)	2,622,292	12,193,495
Prudential Small Capitalization Stock Portfolio	961,306	5,635,901
Prudential Government Income Portfolio	2,215,482	3,267,375
Note 6:    Related Party Transactions

The Account has extensive transactions and relationships with Prudential and other affiliates. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties. Prudential Financial and its affiliates perform various services on behalf of the portfolios of The Prudential Series Fund in which the Account invests and may receive fees for the services performed. These services include, among other things, investment management, subadvisory, shareholder communications, postage, transfer agency and various other record keeping, administrative and customer service functions.

The Prudential Series Fund has entered into a management agreement with PGIM Investments, an indirect, wholly-owned subsidiary of Prudential Financial. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services with respect to each portfolio of The Prudential Series Fund. PGIM Investments has entered into subadvisory agreements with PGIM, Inc., PGIM Limited, Jennison Associates LLC, and QMA LLC, each of which are indirect, wholly-owned subsidiaries of Prudential Financial.

The Prudential Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the Class I and Class II shares of the portfolios of The Prudential Series Fund. No distribution or service (12b-1) fees are paid to PIMS as distributor of the Class I shares of the portfolios of The Prudential Series Fund, which is the class of shares owned by the Account.

Prudential Mutual Fund Services LLC, an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential Financial, serves as the transfer agent of each portfolio of The Prudential Series Fund.

Certain charges and fees of the portfolios of The Prudential Series Fund may be waived and/or reimbursed by Prudential and its affiliates. Prudential and its affiliates reserve the right to discontinue these waivers/reimbursements at its discretion, subject to the contractual obligations of Prudential and its affiliates.

See The Prudential Series Fund financial statements for further discussion of such expense and waiver/reimbursement arrangements. The Account indirectly bears the expenses of the underlying portfolios of The Prudential Series Fund in which it invests, including the related party expenses disclosed above.

In 2016, Prudential Financial self-reported to the SEC and the U.S. Department of Labor (“DOL”), and notified other regulators, that in some cases it failed to maximize securities lending income for the benefit of certain portfolios of The Prudential Series Fund due to a long-standing restriction benefitting Prudential Financial that limited the availability of loanable securities. Prudential Financial has removed the restriction and implemented a remediation plan for the benefit of customers. As part of Prudential Financial’s review of this matter, in 2018 it further self-reported to the SEC, and notified other regulators, that in some cases it failed to timely process foreign tax reclaims for certain portfolios of The Prudential Series Fund. Prudential Financial has corrected the foreign tax reclaim process and has implemented a remediation plan for the benefit of customers. The DOL’s review of the securities lending matter is closed. In September 2019, Prudential Financial reached a settlement of these matters with the SEC. As part of the settlement Prudential Financial agreed to pay a fine of $5 million and disgorgement of $27.6 million, and consented to the entry of an Administrative Order containing findings that two subsidiaries of Prudential Financial violated certain sections of the Investment Advisers Act of 1940 and the Investment Advisers Act Rules and ordering the subsidiaries to cease and desist from committing or causing any violations and any future violations of those provisions. In reaching this settlement, Prudential Financial neither admitted nor denied the SEC’s findings.
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Note 7:    Financial Highlights

A summary of units outstanding, accumulation unit values, net assets, investment income ratios, expense ratios, excluding expenses of the underlying Portfolios, and total return ratios by subaccount is presented below for each of the five years in the period ended December 31, 2020.

	At the year ended			For the year ended
	Units (000s)	Unit Value	Net Assets (000s)	Investment Income Ratio*	Expense Ratio**	Total Return***
	Prudential Government Money Market Portfolio (Class I)
December 31, 2020	5,244	$2.46	$12,889	0.30%	1.20%	-0.88%
December 31, 2019	5,266	$2.48	$13,060	1.90%	1.20%	0.70%
December 31, 2018	5,046	$2.46	$12,427	1.51%	1.20%	0.33%
December 31, 2017	5,431	$2.45	$13,332	0.53%	1.20%	-0.63%
December 31, 2016	7,776	$2.47	$19,208	0.09%	1.20%	-1.08%

	Prudential Diversified Bond Portfolio
December 31, 2020	3,280	$9.34	$30,631	0.00%	1.20%	7.17%
December 31, 2019	3,639	$8.72	$31,710	0.00%	1.20%	9.59%
December 31, 2018	4,092	$7.95	$32,541	0.00%	1.20%	-1.34%
December 31, 2017	4,646	$8.06	$37,450	0.00%	1.20%	5.74%
December 31, 2016	5,173	$7.62	$39,439	0.00%	1.20%	4.34%

	Prudential Equity Portfolio (Class I)
December 31, 2020	6,682	$29.51	$197,158	0.00%	1.20%	27.47%
December 31, 2019	7,622	$23.15	$176,423	0.00%	1.20%	27.36%
December 31, 2018	8,443	$18.17	$153,455	0.00%	1.20%	-5.99%
December 31, 2017	9,333	$19.33	$180,438	0.00%	1.20%	24.30%
December 31, 2016	10,357	$15.55	$161,095	0.00%	1.20%	2.55%

	Prudential Flexible Managed Portfolio
December 31, 2020	7,391	$14.32	$105,865	0.00%	1.20%	8.29%
December 31, 2019	8,237	$13.23	$108,956	0.00%	1.20%	18.45%
December 31, 2018	9,155	$11.17	$102,235	0.00%	1.20%	-5.33%
December 31, 2017	10,166	$11.80	$119,915	0.00%	1.20%	13.61%
December 31, 2016	11,312	$10.38	$117,444	0.00%	1.20%	7.23%

	Prudential Conservative Balanced Portfolio
December 31, 2020	9,851	$11.60	$114,234	0.00%	1.20%	10.11%
December 31, 2019	11,522	$10.53	$121,349	0.00%	1.20%	17.09%
December 31, 2018	13,238	$8.99	$119,076	0.00%	1.20%	-3.63%
December 31, 2017	15,207	$9.33	$141,931	0.00%	1.20%	11.04%
December 31, 2016	17,063	$8.41	$143,425	0.00%	1.20%	6.01%

	Prudential Value Portfolio (Class I)
December 31, 2020	5,637	$13.57	$76,474	0.00%	1.20%	2.36%
December 31, 2019	6,413	$13.25	$85,002	0.00%	1.20%	24.56%
December 31, 2018	7,195	$10.64	$76,560	0.00%	1.20%	-10.96%
December 31, 2017	7,985	$11.95	$95,415	0.00%	1.20%	15.60%
December 31, 2016	9,080	$10.34	$93,862	0.00%	1.20%	10.08%

	Prudential High Yield Bond Portfolio
December 31, 2020	2,200	$7.00	$15,392	0.00%	1.20%	5.83%
December 31, 2019	2,458	$6.61	$16,250	0.00%	1.20%	14.95%
December 31, 2018	2,731	$5.75	$15,702	2.91%	1.20%	-2.44%
December 31, 2017	3,146	$5.89	$18,540	6.08%	1.20%	6.53%
December 31, 2016	3,452	$5.53	$19,100	6.45%	1.20%	14.87%

	Prudential Natural Resources Portfolio (Class I)
December 31, 2020	1,481	$11.22	$16,617	0.00%	1.20%	10.95%
December 31, 2019	1,651	$10.11	$16,700	0.00%	1.20%	9.37%
December 31, 2018	1,900	$9.25	$17,569	0.00%	1.20%	-19.05%
December 31, 2017	2,191	$11.42	$25,029	0.00%	1.20%	-1.37%
December 31, 2016	2,530	$11.58	$29,301	0.00%	1.20%	23.88%
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Note 7:    Financial Highlights (continued)

	At the year ended			For the year ended
	Units (000s)	Unit Value	Net Assets (000s)	Investment Income Ratio*	Expense Ratio**	Total Return***
	Prudential Stock Index Portfolio
December 31, 2020	7,177	$16.37	$117,467	0.00%	1.20%	16.68%
December 31, 2019	8,140	$14.03	$114,184	0.00%	1.20%	29.52%
December 31, 2018	9,324	$10.83	$100,976	0.00%	1.20%	-5.75%
December 31, 2017	10,276	$11.49	$118,089	1.59%	1.20%	20.03%
December 31, 2016	11,254	$9.57	$107,739	1.84%	1.20%	10.51%

	Prudential Global Portfolio
December 31, 2020	5,288	$7.02	$37,125	0.00%	1.20%	14.46%
December 31, 2019	5,986	$6.13	$36,716	0.00%	1.20%	28.85%
December 31, 2018	6,934	$4.76	$33,013	0.00%	1.20%	-8.42%
December 31, 2017	7,738	$5.20	$40,222	0.00%	1.20%	23.36%
December 31, 2016	8,588	$4.21	$36,190	0.00%	1.20%	3.21%

	Prudential Jennison Portfolio (Class I)
December 31, 2020	7,614	$13.10	$99,734	0.00%	1.20%	54.35%
December 31, 2019	8,494	$8.49	$72,077	0.00%	1.20%	31.76%
December 31, 2018	9,481	$6.44	$61,062	0.00%	1.20%	-1.96%
December 31, 2017	10,493	$6.57	$68,929	0.00%	1.20%	35.08%
December 31, 2016	11,503	$4.86	$55,939	0.00%	1.20%	-2.07%

	Prudential Small Capitalization Stock Portfolio
December 31, 2020	4,898	$10.11	$49,506	0.00%	1.20%	9.68%
December 31, 2019	5,420	$9.22	$49,950	0.00%	1.20%	20.97%
December 31, 2018	5,995	$7.62	$45,675	0.00%	1.20%	-9.81%
December 31, 2017	6,651	$8.45	$56,187	0.00%	1.20%	11.66%
December 31, 2016	7,341	$7.56	$55,538	0.00%	1.20%	25.01%

	Prudential Government Income Portfolio
December 31, 2020	3,880	$4.15	$16,109	0.00%	1.20%	5.89%
December 31, 2019	4,088	$3.92	$16,030	0.00%	1.20%	5.35%
December 31, 2018	4,516	$3.72	$16,809	0.00%	1.20%	-0.57%
December 31, 2017	5,118	$3.74	$19,160	0.00%	1.20%	1.72%
December 31, 2016	6,189	$3.68	$22,775	0.00%	1.20%	0.96%

*    These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Portfolios, net of management fees assessed by the fund manager, divided by the average daily net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Portfolios in which the subaccount invests.

**    These amounts represent the annualized contract expenses of the Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Portfolios are excluded.

*** These amounts represent the total returns for the periods indicated, including changes in the value of the underlying Portfolios, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Contract owners may experience different total returns based on their investment options. Subaccounts with a date notation indicate the effective date of that subaccount in the Account. Total returns for periods less than one year are not annualized. The total return is calculated for each of the five years in the period ended December 31, 2020 or from the effective date of the subaccount through the end of the reporting period.

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Note 8:    Charges and Expenses

The following represents the various charges and expenses of the Account which are paid to Prudential.

A.Mortality and Expense Risk Charges

The mortality and expense risk charges, at an effective annual rate of 0.8% and 0.4%, respectively (for a total of 1.2% per year) are applied daily against the net assets of each subaccount. Mortality risk is the risk that contract owners may live longer than estimated and expense risk is the risk that the cost of issuing and administering the contracts may exceed related charges assessed by Prudential. These charges are assessed through a reduction in unit values.

B.Withdrawal Charges

A withdrawal charge may be assessed upon full or partial contract owner redemptions. These charges relate to the expenses of selling and distributing the contracts, including sales commissions, printing of prospectuses, sales administration, preparation of sales literature and other promotional activities. The range for withdrawal charges is 0% to 8%, plus return of 1% bonus during the period the purchase payment is subject to a withdrawal charge. This charge is assessed through the redemption of units.

C.Annual Maintenance Charge

An annual maintenance charge of $30 will be deducted if and only if the contract portfolio is less than $10,000 on a contract anniversary or at the time of a full withdrawal, including a withdrawal to effect an annuity. This charge is assessed through the redemption of units.

Note 9:    Other

Accumulation units are the basic valuation units used to calculate a contract owner's interest allocated to the variable account before the annuitization date.

Contract owner net payments represent contract owner contributions, net of applicable deductions, charges, and state premium taxes.

Annuity payments represent transfers to the general account at the time of contract annuitization which are used to establish the fixed payout account from which future annuity payments are distributed under the terms of the contracts.

Surrenders, withdrawals and death benefits are payments to contract owners and beneficiaries made under the terms of the contracts, including amounts that contract owners have requested to be withdrawn or paid to them.

Net transfers between other subaccounts or fixed rate option are amounts that contract owners have directed to be moved among subaccounts, including permitted transfers to and from the guaranteed interest account.

Miscellaneous transactions primarily represent timing related adjustments on contract owner transactions, such as premiums, surrenders, transfers, etc. which are funded by the general account in order to maintain appropriate contract owner account balances.

Other charges are contract level charges assessed through the redemption of units as described in Note 8, Charges and Expenses.

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Report of Independent Registered Public Accounting Firm

To the Board of Directors of The Prudential Insurance Company of America and
the Contract Owners of The Prudential Individual Variable Contract Account

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts of The Prudential Individual Variable Contract Account indicated in the table below as of December 31, 2020, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of The Prudential Individual Variable Contract Account as of December 31, 2020, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period ended December 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Prudential Government Money Market Portfolio (Class I)	Prudential Natural Resources Portfolio (Class I)
Prudential Diversified Bond Portfolio	Prudential Stock Index Portfolio
Prudential Equity Portfolio (Class I)	Prudential Global Portfolio
Prudential Flexible Managed Portfolio	Prudential Jennison Portfolio (Class I)
Prudential Conservative Balanced Portfolio	Prudential Small Capitalization Stock Portfolio
Prudential Value Portfolio (Class I)	Prudential Government Income Portfolio
Prudential High Yield Bond Portfolio

Basis for Opinions

These financial statements are the responsibility of The Prudential Insurance Company of America management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of The Prudential Individual Variable Contract Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of The Prudential Individual Variable Contract Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2020 by correspondence with the transfer agent of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 30, 2021

We have served as the auditor of one or more of the subaccounts of The Prudential Individual Variable Contract Account since at least 2012. We have not been able to determine the specific year we began serving as auditor of one or more of the subaccounts of The Prudential Individual Variable Contract Account.
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